Chapter 11 Proceedings - Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Reorganizations [Abstract]
Senior under-secured external debt	$ 5,662	$ 0
Accounts payable and other liabilities	75
Accrued interest on external debt	34
Amount due to related party	645
Liabilities subject to compromise in combined filers	6,416
Less: Elimination of positions held with non-filers within the Seadrill Consolidated Group	(10)
Liabilities subject to compromise in consolidated group	$ 6,406		$ 0